Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Potential Common Stock Outstanding	As of June 30, 2023 and 2022, the Company had the following potential common stock outstanding which were not included in the calculation of diluted net loss per common stock because inclusion thereof would be anti-dilutive:
As of June 30, 2023
Series A Preferred Stock	5,000,000
Series AA Preferred Stock	105,000,000
Unvested early-exercised stock option	10,937,500
Total	120,937,500
As of June 30, 2022
Series A Preferred Stock	5,000,000
Series AA Preferred Stock	105,000,000
Unvested early-exercised stock option	14,825,000
Total	124,825,000